Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (131,072)	$ (30,934)	$ (20,041)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,749	532	147
Share based compensation	9,756	3,607	1,440
Revaluation of warrants	(1,769)	(5,259)	3,271
Impairment of Goodwill	49,686	0	0
Impairment of intangible assets	22,355	0	0
Contingent consideration income	(8,954)	0	0
Deferred tax expense (benefit)	(31)	(11)	3
Foreign currency translation loss	1,321	0	0
Investments interest receivables, amortization, and accretion	(1,490)	0	0
Other	0	0	134
Changes in operating assets and liabilities:
Trade receivables, net	639	(629)	(85)
Other receivables and prepaid expenses	731	(2,059)	574
Other payables and accrued expenses	140	1,886	99
Account payables	136	(252)	63
Deferred revenue	(167)	(242)	260
Other assets and liabilities	(403)	0	0
Net cash used in operating activities	(56,373)	(33,361)	(14,135)
Cash flows from investing activities
Purchases of property and equipment	(241)	(188)	(420)
Proceeds from short-term bank deposits, net	(61,549)	12,800	(1,393)
Investment in marketable securities	(55,000)	0	0
Other long-term assets, net	0	33	(19)
Payments for business acquisitions, net of cash acquired	(11,018)	(9,965)	0
Net cash provided by (used in) investing activities	(127,808)	2,680	(1,832)
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred shares and warrants, net	0	0	19,967
Issuance of ordinary shares, net	0	223,732	0
Proceeds from exercise of share options	140	44	133
Net cash provided by financing activities	140	223,776	20,100
Foreign currency effect on cash and cash equivalents and short-term restricted cash	(1,244)	0	0
Net increase (decrease) in cash and cash equivalents and short-term restricted cash	(185,285)	193,095	4,133
Cash and cash equivalents and short-term restricted cash at the beginning of the year	208,079	14,984	10,851
Cash and cash equivalents and short-term restricted cash at the end of the year	22,794	208,079	14,984
Supplemental disclosures of cash flow information
Cash paid for income taxes, net of tax refunds	243	104	69
Non-cash investing activities:
Contingent consideration	9,865	0	0
Shares issued related to the business acquisitions	10,691	33,816
Non-cash financing activities:
Conversion of warrants to redeemable convertible preferred shares	$ 0	$ 10,896	$ 0